SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average ordinary shares outstanding, beginning balance		91,366,235
Change in shares, restricted stock vesting		32,868	87,905		307,932
Weighted average ordinary shares outstanding, restricted stock vesting		28,005	74,900		242,307
Change in shares, restricted stock vesting one		279,493	316,781		282,332
Weighted average ordinary shares outstanding, restricted stock vesting one		222,063	251,689		107,224
Change in shares restricted stock vesting two		74,000	288,329
Weighted average ordinary shares outstanding restricted stock vesting two		58,592	227,503
Change in shares restricted stock vesting three.		242,727	242,017
Weighted average ordinary shares outstanding restricted stock vesting three		191,522	92,166
Change in shares restricted stock vesting four		316,775	5,000
Weighted average ordinary shares outstanding restricted stock vesting four		249,081	575
Change in shares, ordinary share consideration one		1,650,000
Weighted average ordinary shares outstanding, ordinary share consideration one		827,260
Change in shares restricted stock vesting five		50,654
Weighted average ordinary shares outstanding restricted stock vesting five		19,290
Weighted average ordinary shares outstanding, ending balance		92,962,048	91,366,235
Weighted average ordinary shares outstanding, beginning balance			87,777,553
Change in shares, ordinary share consideration	[1]		2,237,000
Weighted average ordinary shares outstanding, ordinary share consideration	[1]		2,237,000
Change in shares additional earn out shares	[2]		145,039
Weighted average ordinary shares outstanding additional earnout shares	[2]		145,039
Change in shares, NESR ordinary share consideration, shares			150,434	[3]	2,237,000	[4]
Weighted average ordinary shares outstanding contingently issuable shares	[3]		150,434
Change in shares, contingently issuable shares			113,215	[3]	295,473	[5]
Weighted average ordinary shares outstanding contingently issuable shares one	[3]		85,299
Change in shares contingently issuable share contingency resolved	[3]		2,962
Weighted average ordinary shares outstanding contingently issuable share	[3]		1,672
Weighted average ordinary shares outstanding, ending balance			91,043,830
Weighted average ordinary shares outstanding, beginning balance			88,845,601		87,187,289
Weighted average ordinary shares outstanding, NESR ordinary share consideration, shares	[4]				1,307,973
Weighted average ordinary shares outstanding, contingently issuable shares	[5]				808
Weighted average ordinary shares outstanding, ending balance					88,845,601

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021, pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021, issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
[3]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 266,611 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.
[4]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in 2021 pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share since June 1, 2020.
[5]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 295,473 shares, relating primarily to the expected 2021 issuance of Additional Earn-Out Shares and Customer Receivables Earn-Out Shares pursuant to the Sale & Purchase Agreement for SAPESCO, have been included in basic earnings per share as the conditions for issuance were satisfied as of December 31, 2020.